RELATED PARTY	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY
NOTE 9 - RELATED PARTY

On June 1, 2015, Barak Matalon (see Note 1), entered into a consultancy service agreement with the Company that calls for a monthly payment of NIS 45,000 (plus VAT) in consideration of services being rendered by Mr. Matalon to the Company. The consulting fees for the years ended December 31, 2023, 2022 and 2021 amounted to $289 thousand, $240 thousand and $195 thousand, respectively, and are included within general and administrative expenses.

On February 14, 2024, NeoGames and Barak Matalon entered into a loan agreement (the “Loan Agreement”) pursuant to which NeoGames received from Mr. Matalon an unsecured and subordinated loan in the amount of $7 million, bearing interest of 9.5% per annum that is due and payable on a monthly basis (the “Loan”). The Loan matures and becomes due and payable on the earlier to occur of 30 days following the closing of the Business Combination Agreement and 12 months following the date of the Loan Agreement, or on a later date as agreed upon in writing between the parties.